Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payments [Abstract]
Schedule of Activities in RSUs, RSAs and Other Contingently Issuable Shares Outstanding and Related Information
Activity in the Group's RSUs, RSAs, and other contingently issuable shares outstanding and related information is as follows:

	RSUs		RSAs		Other
	Number of RSUs	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value	Number of Awards	Weighted average grant date fair value
		US$		US$		US$
Outstanding at January 1, 2020	638,350	134.79	41,280	90.65	162,320	145.21
Granted	1,127,149	161.50	—	—	34,450	145.14
Forfeited	(91,613)	143.13	—	—	—	—
Released	(353,693)	138.66	(41,280)	90.65	(40,580)	145.21
Outstanding at December 31, 2020	1,320,193	155.98	—	—	156,190	145.19
Granted	793,337	277.21	—	—	22,988	261.00
Forfeited	(175,751)	190.26	—	—	—	—
Released	(512,583)	178.19	—	—	(70,458)	182.98
Outstanding at December 31, 2021	1,425,196	211.25	—	—	108,720	145.19
Granted	2,914,248	121.42	—	—	30,824	162.21
Forfeited	(359,238)	173.04	—	—	(20,357)	145.21
Released	(844,799)	173.76	—	—	(47,470)	145.20
Outstanding at December 31, 2022	3,135,407	142.23	—	—	71,717	152.50

Schedule of Activity in Stock Options Outstanding and Related Information
Activity in the stock options outstanding and related information is as follows:

	Options
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2020	12,153,772	107.68
Granted	2,356,040	180.12
Forfeited	(855,051)	131.30
Exercised	(4,556,908)	78.87
Expired	(56,565)	146.69
Outstanding at December 31, 2020	9,041,288	138.60
Granted	2,164,070	315.86
Forfeited	(414,317)	191.43
Exercised	(2,074,572)	96.12
Expired	(21,121)	196.25
Outstanding at December 31, 2021	8,695,348	190.19
Granted	9,640,611	141.55
Forfeited	(1,332,946)	215.07
Exercised	(620,143)	78.33
Expired	(377,980)	130.86
Outstanding at December 31, 2022	16,004,890	164.56
Exercisable at December 31, 2020	4,022,571	113.91
Exercisable at December 31, 2021	4,453,983	152.64
Exercisable at December 31, 2022	6,402,109	172.69

Summary of Stock Options Outstanding
The stock options outstanding at December 31, 2022, 2021, and 2020 are comprised of the following:

			2022		2021		2020
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
7.59	to	45.00	2,289	1.1	3,533	1.8	195,207	0.3
45.01	to	90.00	1,147,396	4.8	415,340	0.2	1,243,833	1.2
90.01	to	135.00	4,036,371	3.3	1,659,359	1.8	2,234,257	2.7
135.01	to	180.00	6,741,590	3.1	3,076,253	2.5	3,671,417	3.5
180.01	to	498.98	4,077,244	3.0	3,540,863	3.7	1,696,574	3.6
			16,004,890	3.3	8,695,348	2.7	9,041,288	2.9

Summary of Black-Scholes Option-Pricing Models
The following table lists the inputs to the Black-Scholes option-pricing models used for stock options for the years ended December 31, 2022, 2021, and 2020:

	2022	2021	2020
Expected volatility (%)	35.9 – 60.0	34.1 – 43.1	30.0 – 42.8
Risk-free interest rate (%)	0.9 – 4.5	0.2 – 1.1	0.1 – 1.7
Expected life of stock options (years)	2.6 – 4.8	2.6 – 4.8	2.6 – 4.8
Weighted-average share price (US$)	124.47	283.15	162.82

Summary of Impact of Changes on Stock Options Expense for Options Granted	The following table shows the impact of these changes on stock option expense for the options granted in 2022:

2022
(in € millions)
Actual stock option expense	142
Stock option expense increase/(decrease) under the following assumption changes
Volatility decreased by 10%	(25)
Volatility increase by 10%	34
Expected life decrease by 1 year	(19)
Expected life increase by 1 year	24

Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments
The expense recognized in the consolidated statement of operations for share-based compensation is as follows:

	2022	2021	2020
	(in € millions)
Cost of revenue	8	9	8
Research and development	218	119	84
Sales and marketing	73	41	34
General and administrative	82	54	50
Total	381	223	176